Consumer Loans, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Consumer Loans - Schedule of Changes in Allowance for Losses (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	$ 82,318	$ 82,352	$ 59,054
Cost of revenue	267,258	315,629	288,134
Charge-offs	(354,023)	(372,358)	(307,449)
Recoveries	70,347	56,054	40,839
Effect of foreign currency translation	(952)	641	1,774
Balance at end of period	64,948	82,318	82,352
Liability for Third-Party Lender-Owned Consumer Loans [Roll Forward]
Balance at beginning of period	2,047	2,624	2,284
(Decrease) increase in liability	(471)	(577)	340
Balance at end of period	1,576	2,047	2,624
Short-term Loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	20,466	41,942	42,880
Cost of revenue	70,382	136,534	176,701
Charge-offs	(105,129)	(192,504)	(210,557)
Recoveries	28,785	34,796	31,675
Effect of foreign currency translation	(180)	(302)	1,243
Balance at end of period	14,324	20,466	41,942
Liability for Third-Party Lender-Owned Consumer Loans [Roll Forward]
Balance at beginning of period	2,047	2,624	2,284
(Decrease) increase in liability	(472)	(577)	340
Balance at end of period	1,575	2,047	2,624
Line of Credit Accounts
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	29,244	12,565	3,723
Cost of revenue	92,461	72,308	36,251
Charge-offs	(119,428)	(63,001)	(31,399)
Recoveries	17,943	6,714	3,990
Effect of foreign currency translation	(471)	658
Balance at end of period	19,749	29,244	12,565
Installment Loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	32,608	27,845	12,451
Cost of revenue	104,415	106,787	75,182
Charge-offs	(129,466)	(116,853)	(65,493)
Recoveries	23,619	14,544	5,174
Effect of foreign currency translation	(301)	285	531
Balance at end of period	30,875	32,608	27,845
Liability for Third-Party Lender-Owned Consumer Loans [Roll Forward]
(Decrease) increase in liability	1
Balance at end of period	$ 1